Outstanding Stock Options Granted In Relation to Option Price and Weighted Average Maturity (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding	185,500
Weighted Average Price	$ 21.64
Weighted Average Life Remaining	3 years 2 months
Exercise Price 1
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 15.01
Range of Exercise Prices, Upper Limit	$ 20.00
Options Outstanding	36,000
Weighted Average Price	$ 18.79
Weighted Average Life Remaining	5 years 1 month
Exercise Price 2
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 20.01
Range of Exercise Prices, Upper Limit	$ 22.50
Options Outstanding	99,500
Weighted Average Price	$ 21.39
Weighted Average Life Remaining	2 years 5 months
Exercise Price 3
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 22.51
Options Outstanding	50,000
Weighted Average Price	$ 24.11
Weighted Average Life Remaining	3 years 5 months